Fair Value of Assets and Liabilities Measured on Recurring Basis (Detail) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash Equivalents	$ 2,433,188	$ 2,686,727	$ 2,686,066
Money Market Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash Equivalents	2,433,188	2,686,727	2,686,066
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash Equivalents	2,433,188	2,686,727	2,686,066
Fair Value, Measurements, Recurring | Money Market Funds | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash Equivalents	$ 2,433,188	$ 2,686,727	$ 2,686,066